Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Due to customers for contract work	₩ 756,316	₩ 813,207
Advances received	787,477	845,652
Unearned revenue	62,030	106,574
Withholdings	369,067	340,107
Firm commitment liability	7,566	11,852
Others	24,375	14,844
Other current liabilities	2,006,831	2,132,236
Non-current
Advances received	433,958	730,505
Unearned revenue	22,203	27,908
Others	129,673	28,583
Other non-current liabilities	₩ 585,834	₩ 786,996